Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 3,868,112,993	$ 3,010,456,587
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	40,687,409	39,420,903
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	312,509,170	309,693,165
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	2,652,610,709	1,764,919,820
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	68,317,523	86,230,411
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	20,123,867	23,913,627
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	86,024,265	40,434,639
Sundry Items not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	534,253,053	656,040,437
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	12,960,294	16,102,217
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	7,846,832	915,524
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	58,318,566	69,652,452
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 74,461,305	$ 3,133,392